Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and Equipment, Gross	$ 1,126,090	$ 1,117,808
Less: Accumulated impairment charges	(14,049)	(14,049)
Less: Accumulated depreciation	(332,182)	(132,514)
Foreign currency translation adjustment	(19,757)	53,911
Property and equipment, net	760,102	1,025,156
Furniture and Equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and Equipment, Gross	1,098,035	1,091,800
Office Equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and Equipment, Gross	8,349	6,302
Leasehold Improvement [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and Equipment, Gross	$ 19,706	$ 19,706